Cover	May 17, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2024
Entity File Number	001-40788
Entity Registrant Name	Future Health ESG Corp.
Entity Central Index Key	0001851182
Entity Tax Identification Number	86-2305680
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 The Green
Entity Address, Address Line Two	Suite 12081
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	833
Local Phone Number	388-8734
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	FHLTU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FHLT
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	FHLTW
Security Exchange Name	NASDAQ